ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2021
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accured Liabilities

	2021	2020
	$	$
Accounts payable	1,625,418	1,019,959
Accrued liabilities	242,601	119,519
Wages payable	102,079	—
Payroll taxes payable	31,634	10,340
Accounts payable and accrued liabilities	2,001,732	1,149,818